Research and development expenses (Tables)	6 Months Ended
Jun. 30, 2020
Research and development expenses
Schedule of research and development expense

	Three months ended		Six months ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Labor	$1,223,260	$1,151,195	$2,457,804	$2,341,224
Materials	691,858	1,145,503	988,860	1,599,029
Government grants	—	(381,193)	—	(381,193)
	$1,915,118	$1,915,505	$3,446,664	$3,559,060